Goodwill and Other Intangible Assets, Net (Details) - Schedule of carrying amount of goodwill $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Carrying Amount Of Goodwill Abstract
Balance as of January 1 and December 31, 2021	$ 4,676
Changes during 2022
Acquisition of Dagesh	219 [1]
Impairment of Goodwill (See Note 2j)
Balance as of December 31,2021 and 2022	$ 4,895

[1]

See note 3

As part of the purchase price allocation for the acquisition, the Company recorded goodwill in the amount of $219. Goodwill reflects the value or premium of the acquisition price in excess of the fair values assigned to specific tangible and intangible assets. Goodwill has an indefinite useful life and therefore is not amortized as an expense (the goodwill balance is not deductible for income tax purposes), but is reviewed annually for impairment of its fair value to the Company. The purchase price intrinsically recognizes the benefits of the broadened depth of new markets and management team and is primarily attributable to expected synergies.